SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of expense arising from share-based payments

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

Issuance expense related to agent warrants	447	—	—	—
Consultants share option expense (Note 5)	—	16,152	—	—
Consultants share-based payment expense (Note 5)	—	—	3,074	435

Total	447	16,152	3,074	435

Schedule of agent warrants

	Number of shares	Exercise price per share
		US$

Outstanding at January, 2021	—	—
Granted during the year	396,000	2.35
Outstanding as of December 31, 2021	396,000	2.35
Outstanding as of December 31, 2022	396,000	0.623	*
Effect of Five-to-One Share Combination (Note 24)	(316,800)	—
Outstanding as of December 31, 2023	79,200	3.115	**

The remaining contractual life for the agent warrants as of December 31, 2023 and 2022, were 0.06 years and 1.06 years, respectively.

*	The exercise price was revised to $0.623 per share in July, 2022.

**	The exercise price was revised to $3.115 per share in March, 2023.

Schedule of share options

	Number of shares	Exercise price per share
		US$

Outstanding as of January, 2021 and December 31, 2021	—	—
Granted during the year	8,100,000	0.623
Outstanding as of December 31, 2022*	8,100,000	0.623
Granted during the year	—	—
Effect of Five-to-One Share Combination (Note 24)	(6,480,000)	—
Outstanding as of December 31, 2023	1,620,000	3.115

*	The share option numbers above are before giving effect to the Share Combination which became effective on April 3, 2023. Refer to Note 24 for further details.

Schedule of inputs to the models for fair value

	Agent warrants	Share options
	2021	2022

Fair value at the measurement date (US$)	70	2,400
Fair value at the measurement date (CNY)	449	16,209
Expected volatility (%)	93.67	93.50
Risk-free interest rate (%)	0.19	3.16
Expected life (years)	2.50	3
Share price (US$)	0.901	0.623